Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Estimated Fair Value and Carrying Amount of Financial Instruments Measured on a Recurring Basis

The following table summarizes the estimated fair value and carrying amount of our financial instruments measured on a recurring basis:

		December 31, 2018		December 31, 2017
	Fair value hierarchy	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets:
Notes hedges	3	24	24	301	301
Other financial assets	2	32	32	29	29
Derivative instruments-assets	2	6	6	10	10

Liabilities:
Short-term debt	2	(2)	(2)	(2)	(2)
Short-term debt (bonds)	2	-	-	(749)	(755)
Short-term debt (2019 Cash Convertible Senior Notes)	2	(1,105)	(1,327)	(1,059)	(1,418)
Long-term debt (bonds)	2	(6,222)	(6,191)	(4,728)	(4,879)
Other long-term debt	2	(25)	(25)	(27)	(27)
Notes Embedded Conversion Derivative	3	(24)	(24)	(301)	(301)
Derivative instruments-liabilities	2	(2)	(2)	-	-